Benefit Plans — Predecessor (Tables) - Aria Energy LLC [Member]	6 Months Ended	8 Months Ended
	Jun. 30, 2021	Sep. 14, 2021
Benefit Plans — Predecessor (Tables) [Line Items]
Schedule of net periodic benefit cost recognized in the consolidated statements of comprehensive income
(in thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Service cost	$9	$19
Interest cost	25	45
Amortization of prior service cost	3	6
Recognition of net actuarial loss	16	40
Net periodic benefit cost	$53	$110

(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Service cost	$27	$49
Interest cost	64	103
Amortization of prior service cost	8	12
Recognition of net actuarial loss	57	87
Net periodic benefit cost	$156	$251

Schedule of changes in the plan’s benefit obligations
(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Benefit obligation at beginning of year	$3,750	$3,599
Service cost	27	49
Interest cost	64	103
Net actuarial loss (gain)	(148)	144
Net benefits paid	(72)	(145)
Benefit obligation at end of period	$3,621	$3,750

Schedule of amounts recognized in the consolidated balance sheets consist
(in thousands)	September 14, 2021	December 31, 2020
Accrued benefit liability	$(3,621)	$(3,750)
Unrecognized net actuarial loss	1,000	1,205
Unrecognized prior service benefit	136	144
Net amount recognized	$(2,485)	$(2,401)

Schedule of amounts recognized in other comprehensive loss
(in thousands)	January 1 to September 14, 2021	Year Ended December 31, 2020
Net actuarial (loss) gain	$213	$(45)